Income Taxes	12 Months Ended
Dec. 31, 2018
Income taxes [Abstract]
Income Taxes:

21.Income Taxes:

None of the countries of incorporation of the Company and its subsidiaries impose a tax on international shipping income earned by a “non-resident” corporation thereof. Under the laws of the Republic of the Marshall Islands and Malta and Norway, the countries in which Dryships and the drybulk, offshore support, gas carrier and tanker vessels owned by subsidiaries of the Company are registered, the Company’s subsidiaries (and their vessels) are subject to registration fees and tonnage taxes, as applicable, which have been included in Vessels’ operating expenses in the accompanying consolidated statements of operations.

Pursuant to Section 883 of the United States Internal Revenue Code (the “Code”) and the regulations there under, a foreign corporation engaged in the international operation of ships is generally exempt from U.S. federal income tax on its U.S.-source shipping income if the foreign corporation meets both of the following requirements: (a) the foreign corporation is organized in a foreign country that grants an “equivalent exemption” to corporations organized in the United States for the types of shipping income (e.g., voyage, time, bareboat charter) earned by the foreign corporation and (b) more than 50% of the value of the foreign corporation’s stock is owned, directly or indirectly, by individuals who are “residents” of the foreign corporation’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (the “50% Ownership Test”). For purposes of the 50% Ownership Test, stock owned in a foreign corporation by a foreign corporation whose stock is “primarily and regularly traded on an established securities market” in the United States (the “Publicly-Traded Test”) will be treated as owned by individuals who are “residents” in the country of organization of the foreign corporation that satisfies the Publicly-Traded Test.

The Republic of the Marshall Islands and Malta and Norway, the jurisdictions where the Company and its ship-owning subsidiaries are incorporated, each grants an “equivalent exemption” to United States corporations with respect to each type of shipping income earned by the Company’s ship-owning subsidiaries. Therefore, the ship-owning subsidiaries may be eligible to qualify for exemption from United States federal income taxation with respect to U.S. source shipping income if such companies satisfy certain ownership and documentation requirements under applicable U.S. federal income tax law and regulations. The ship-owning subsidiaries will be deemed to satisfy these certain requirements if the Company is able to satisfy such requirements.

The Company satisfied the Publicly-Traded Test for its 2016 Taxable Year and, therefore, 100% of the stock of its Republic of the Marshall Islands and Malta ship-owning subsidiaries was treated as owned by individuals “resident” in the Republic of the Marshall Islands and Malta. However, the Company did not satisfy the ownership requirements to qualify for an exemption from United States taxation on its U.S. source shipping income for its 2017 Taxable Year. Therefore, each of the Company’s Republic of the Marshall Islands, Malta and Norway ship-owning subsidiaries were subject to U.S. federal income tax in respect of their U.S. source shipping income (2%- 4% tax impose without allowance for deductions). As a result, the Company recognized the related tax expense amounted to $152, in the accompanying consolidated statement of operations for the year ended December 31, 2017. The Company satisfied the Publicly-Traded Test for its 2018 Taxable Year and, therefore, 100% of the stock of its Republic of the Marshall Islands ship-owning subsidiaries was treated as owned by individuals “resident” in the Republic of the Marshall Islands.